Post-employment benefit plans (Tables)	6 Months Ended
Jun. 30, 2025
Employee Benefits [Abstract]
Components of post-employment benefit plans service cost
Components of post-employment benefit plans service cost

	Three months		Six months
For the period ended June 30	2025	2024	2025	2024
DB pension	(31)	(33)	(61)	(66)
DC pension	(30)	(31)	(70)	(74)
OPEBs	(1)	(1)	(1)	(1)
Less:
Capitalized benefit plans cost	17	17	33	33
Total post-employment benefit plans service cost	(45)	(48)	(99)	(108)

Components of post-employment benefit plans financing cost
Components of post-employment benefit plans financing income

	Three months		Six months
For the period ended June 30	2025	2024	2025	2024
DB pension	33	25	66	49
OPEBs	(7)	(8)	(15)	(16)
Total net return on post-employment benefit plans	26	17	51	33